INCOME TAX (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL")	$ 30.0
Federal Statutory Rate	36.00%	35.00%
Unrecognized tax benefits
Change in unrecognized tax benefits
Interest or penalties related to unrecognized tax benefits
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, expiration date	Dec. 31, 2019